SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements include all accounts of the Company and its wholly owned subsidiaries (Collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP).

Consolidation

Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Measurement of credit losses on financial instruments

Measurement of credit losses on financial instruments

On April 1, 2019, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” for financial assets at amortized cost including accounts receivable, refundable deposits, other receivables, and retention receivable. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for credit losses associated with the accounts receivables, accounts receivable - related party, contract assets (retention receivable), and other receivables. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

The measurement of the expected credit loss allowance for financial assets measured at amortized cost is an area that requires the use of significant assumptions about future economic conditions and credit behavior (e.g. the likelihood of customers defaulting and the resulting losses). A number of significant judgements are also required in applying the accounting requirements for measuring expected credit loss, such as:

●	Assessing relevant historical and forward-looking quantitative and qualitative information.

●	Choosing appropriate models and assumptions for the measurement of expected credit loss.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are located in Hong Kong. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong, as well as by the general state of the economy in Hong Kong. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Concentration risks

Concentration risks

Significant customers and suppliers are those that account for greater than 10% if the Company’s revenue and purchase, respectively.

During the years ended March 31, 2024 and 2023, there were four and three customers generated income which accounted for over 10% of the total revenue generated for both years. The details are as follows:

	As of March 31,
	2023	2024

Customer A	25.40%	0%
Customer B	42.67%	25.37%
Customer C	20.19%	34.44%
Customer D	0%	18.66%
Customer E	0%	10.41%

As of March 31, 2024 and 2023, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2023	2024

Customer A	32.82%	7.40%
Customer B	48.25%	21.52%
Customer C	10.22%	55.47%
Customer D	0%	0.16%
Customer E	0%	2.32%

During the years ended March 31, 2024 and 2023, there were three and four suppliers accounted for over 10% of the total subcontracting fees, cost of fuel oils for that year. The details are as follows:

	As of March 31,
	2023	2024

Customer A	16.43%	13.83%
Supplier B	13.92%	0%
Supplier C	23.61%	2.88%
Supplier D	17.72%	4.21%
Supplier E	0%	21.18%
Supplier F	2.35%	16.24%

As of March 31, 2024 and 2023, accounts payable due to these suppliers as a percentage of consolidated accounts payable are as follows:

	As of March 31,
	2023	2024

Customer A	8.25%	12.03%
Supplier C	30.91%	10.63%
Supplier D	39.52%	8.19%
Supplier E	0%	13.95%
Supplier F	4.51%	30.92%

Note: The Customer A mentioned in above is a related party of the Company.

Foreign currency translation and transaction and Convenience translation

Foreign currency translation and transaction and Convenience translation

The Company’s reporting currency is the USD. The Company’s operations are principally conducted in Hong Kong where Hong Kong dollar is the functional currency.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the statements of operations and comprehensive income.

The exchanges rates used for translation from Hong Kong dollar to USD was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for 2024, 2023 and 2022.

Certain Risks

Certain Risks

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (exclude prepayments), retention receivables and cash and bank deposits presented on the consolidated statements of financial position. The Company has no other financial assets which carry significant exposure to credit risk.

Interest rate risk:

The Company is exposed to interest rate risk primarily relates to the variable-rate bank loans and is mainly concentrated on the fluctuation of Hong Kong Prime Rate arising from the Company’s bank loans. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk.

Labor Price Risk

Our business requires a substantial number of personnel. Any failure to retain stable and dedicated labor by us may lead to disruption to our business operations. Although we have not experienced any labor shortage to date, we have observed an overall tightening and increasingly competitive labor market. We have experienced, and expect to continue to experience, increases in labor costs due to increases in salary, social benefits and employee headcount. We compete with other companies in our industry and other labor-intensive industries for labor, and we may not be able to offer competitive remuneration and benefits compared to them. If we are unable to manage and control our labor costs, our business, financial condition and results of operations may be materially and adversely affected.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Fair Value Measurement

Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1: Quoted prices in active markets for identical assets or liabilities

●	Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical asset or.

●	Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instrument include cash and cash equivalents, accounts receivable, retention receivable, deposit and other receivable, accounts payables, accruals and other current liabilities, bank loans, lease liabilities and due to a director. The carrying amounts of these financial instruments approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the year end as the interest rates used to discount the host contracts approximate market rates. The carrying amount of the long-term bank loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of March 31, 2024 and 2023.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains all bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HK$500,000 per depositor per Scheme member, including both principal and interest.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable represents an unconditional right to consideration arising from our performance under contracts with customers. The Company grant credit to customers, without collateral, under normal payment terms (typically 30 to 150 days, but may be longer depending on their reputation and transaction history). Generally, invoicing occurs within 45 days after the related works are performed. The carrying value of such receivable, net of the expected credit loss and allowance for doubtful accounts, represents its estimated realizable value. The Company expect to collect the outstanding balance of current accounts receivable, net within one year. The Company has elected to use probability of default and loss given default method to estimate allowance for credit loss.

For those past due balances over 1 year and other higher risk receivables identified by management are reviewed individually for collectability. In establishing an allowance for credit losses, the Company uses reasonable and supportable information, which is based on historical collection experience, the financial condition of its customers, billing disputes and assumptions for the future movement of different economic drivers and how these drivers will affect each other. Probability of default constitutes a key input in measuring allowance for credit losses. Probability of default is an estimate of the likelihood of default over a given time horizon, the calculation of which includes historical data, assumptions and expectations of future conditions. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

Retention receivable

Retention receivable

Certain of our contracts contain retention provisions whereby a portion of the revenue earned is withheld from payment as a form of security until contractual provisions are satisfied. Retention receivable were assessed for impairment in accordance with ASC 326.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public Offering (“IPO”) of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed.

Contract liabilities

Contract liabilities

Contract liabilities consist of payment received from customers in excess of revenue recognized.

Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Major modifications or refurbishments which extend the useful life of the assets are capitalized and depreciated over the adjusted remaining useful life of the assets.

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Machinery	5 years
Motor Vehicles	5 years
Office equipment	5 years
Leasehold improvement	2 years

The assets’ useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Upon retirements or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed any resulting gain or loss is recognized in consolidated statements of operations and comprehensive income. The cost of maintenance and repairs is charged to expenses as incurred.

Impairment of long lived assets

Impairment of long lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of March 31, 2024 and 2023.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease and finance lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

The professional fee that the Company committed to pay upon closing of IPO but yet paid as of March 31, 2024 amounted to HK$5,438,000 (equivalent to US$697,179) shall be disclosed in the commitments and contingency note of the FS (it is probable and the amount is certain when the FS is available to issue).

Revenue recognition

Revenue recognition

In May 2014, the FASB issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification.

The Company performs a majority of services including provision of (i) soil and rock transportation services (ii) trading of diesel oil and (iii) miscellaneous construction works, including ELS work under master agreements. A contractual agreement exists when each party involved approves and commits to the agreement, the rights of the parties and payment terms are identified, the agreement has commercial substance, and collectability of consideration is probable.

Provision of soil and rock transportation services

The Company derives revenues primarily from the provision of soil and rock transportation services using tipper trucks. The contracts with customers generally contain a single performance obligation and revenue is recognized at a single point in time when it has transported the soil and rock out of the construction site.

The income from operating soil and rock transportation business would depend on the volume of soil and rock transported and the price charged per unit of rock. Pricing for the Company’s services is generally a fixed unit price. Payments are received within 30 to 150 days upon completion of performance obligation but can vary based on the nature of the service provided and certain other factors.

The Company recognizes revenue on a gross basis as the Company controls the services. The Company is primarily responsible for fulfilling the promise, assumes risk of loss, has discretion in setting the prices for the services to its customers, and has the ability to direct the use of the services provided by third parties.

Trading of diesel oil

The Company sells diesel oil to customers. Those sales predominantly contain a single performance obligation and revenue is recognized at a single point in time when ownership, risks and rewards transfer, being the point of time of which the goods are delivered to customer at the site.

Construction works

Construction services are performed for the sole benefit of our customers, whereby the assets being created or maintained are controlled by the customer and the services we perform do not have alternative benefits for us. Contract revenue is recognized as our obligations are satisfied over time consistent with our services are performed and customers simultaneously receive and consume the benefits the Company provide.

The Company recognizes contract revenue over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer in accordance with ASC Topic 606, Revenue from Contracts with Customers. Upon adoption of ASC Topic 606, contracts which include construction services are generally accounted for as a single deliverable (a single performance obligation) and are no longer segmented between types of services. The Company has not bundled any goods or services that are not considered distinct.

Output measures such as construction works delivered are utilized to assess progress against specific contractual performance obligations for construction services. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the services to be provided. The Company expects the reference to the invoice issued by the Company depicts the Company’s performance in transferring control of goods or services promised to customers for their construction projects, the Company satisfies the performance obligation over time and therefore, the output method using construction works delivered best represents the measure of progress against the performance obligations incorporated within the contractual agreements. This method captures the amount of works delivered pursuant to contracts and is used only when performance does not produce significant amounts of work in process prior to complete satisfaction of the performance obligation and the gross billing value of contracting work can be measured reliably.

The typical length of construction work can range from 3 months to 1 year, depending on the size and complexity of the project. For smaller projects, the construction period may be on the shorter end of that range, while larger, more complex projects can take closer to a year or even longer.

The nature of the Company’s construction contracts gives rise to several types of variable consideration, including unpriced change orders and claims. The Company mainly considers the change orders as the contract modification. And the Company accounted for the contract modification as if it were a part of the existing contract as the remaining services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification.

Variable consideration related to construction projects may be incurred due to amendments to the scope of work or remeasurement of quantities, which can impact the transaction price and amount of revenue recognized. The final transaction price and revenue recorded may differ from initial estimates contract sum based on these variable factors. The amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Company updates the estimated transaction price to represent faithfully the circumstances present at the end of the reporting period.

Cost of sales	Cost of sales Cost of sales consists primarily of subcontracting fees, cost of fuel oils, direct labor costs and other overhead costs that are directly attributable to services provided.
General and administrative expenses

General and administrative expenses

Our general and administrative expenses consisted mainly of staff costs, transportation costs relevant to administrative use, amortization of right-of-use assets for operating leases and finance leases (motor vehicles for administrative purposes and temporarily idle machinery due to construction design problems), provision of credit loss, legal and professional fees, insurance expenses, office and rental expenses and other miscellaneous expenses.

Interest Expense

Our interest expense is mainly related to our interest expenses incurred by finance leases of motor vehicles and machinery and bank borrowings.

Leases

Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lease assets and liabilities to be recorded on the balance sheet. The Company adopted this ASU and related amendments as of April 1, 2020 under the modified retrospective approach and elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: the Company elected to apply the package of practical expedients for existing arrangements entered into prior to April 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842.

For any new or modified lease, the Company determines whether a contract is or contains a lease at the inception of the contract. The Company records right-of-use (“ROU”) assets and lease obligations for its finance and operating leases, which are initially recognized based on the discounted future lease payments over the term of the lease. Lease term is defined as the non-cancelable period of the lease plus any options to extend or terminate the lease when it is reasonably certain that the Company will exercise the option. The Company has elected not to recognize ROU asset and lease obligations for its short-term leases, which are defined as leases with an initial term of 12 months or less. For the classes of buildings, the Company has elected to not separate lease from non-lease components. For leases in which the lease and non-lease components have been combined, the non-lease components includes expenses such as common area maintenance, utilities, and repairs and maintenance.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended March 31, 2024, 2023 and 2022, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Recent accounting pronouncements

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.